Net fee income - Summary of net fee income (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	$ 1,355	$ 1,206
Cards	1,388	1,395
Credit facilities	694	754
Account services	734	760
Broking income	769	626
Unit trusts	659	515
Underwriting	385	369
Global custody	457	401
Remittances	418	399
Imports/exports	294	313
Insurance agency commission	237	183
Other	1,250	1,237
Fee income	8,640	8,158
Less: fee expense	(1,997)	(1,958)
Net fee income	6,643	6,200
Hong Kong
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	1,435	1,154
UK
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	907	891
CIB
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	2,217	2,223
IWPB
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	2,085	1,922
Corporate Centre
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	$ (1)	$ 10